Segment reporting - Segment reporting information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Segment Reporting Information [Line Items]
Total revenues	$ 847,858	$ 771,530	[1]	$ 662,226	[1]
Total cost of revenues	(686,596)	(611,431)	[1]	(483,608)	[1]
Gross profit	161,262	160,099	[1]	178,618	[1]
Share-based compensation expense	13,341	19,056		24,866
Total operating expenses	(216,035)	(282,995)	[1]	(308,634)	[1]
Loss from operations	(54,773)	(122,896)	[1]	(130,016)	[1]
Interest income	3,710	3,078	[1]	4,313	[1]
Interest expense	(23,772)	(18,568)	[1]	(11,239)	[1]
(Loss) gain from equity method investments, net	1,236	5,611	[1]	(6,142)	[2]
Other non-operating (expenses) income, net	5,904	(4,766)	[1]	(1,340)	[1]
Loss before income taxes	(67,695)	(137,541)	[1]	(144,424)	[1]
Income tax benefit (expense)	(1,244)	(210)	[1]	525	[1]
Net loss	(68,939)	(137,751)	[1]	(143,899)	[1]
Reportable Segment
Segment Reporting Information [Line Items]
Total revenues	847,858	771,530		662,226
Total cost of revenues	(686,596)	(611,431)		(483,608)
Gross profit	161,262	160,099		178,618
Operating expenses excluding share-based compensation expense	(229,376)	(302,051)		(333,500)
Share-based compensation expense	13,341	19,056		24,866
Total operating expenses	(216,035)	(282,995)		(308,634)
Loss from operations	(54,773)	(122,896)		(130,016)
Interest income	3,710	3,078		4,313
Interest expense	(23,772)	(18,568)		(11,239)
(Loss) gain from equity method investments, net	1,236	5,611		(6,142)
Other non-operating (expenses) income, net	5,904	(4,766)		(1,340)
Loss before income taxes	(67,695)	(137,541)		(144,424)
Income tax benefit (expense)	(1,244)	(210)		525
Net loss	$ (68,939)	$ (137,751)		$ (143,899)

[1]	Restated (refer to Note 2(c))
[2]	Restated (refer to Note 2(c))